S000049024 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	104 Months Ended
		Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
S&P Developed ex US Broad Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.47%	7.98%	4.36%
STOXX International Equity Factor Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	18.15%	7.11%	4.51%
iShares International Equity Factor ETF
Prospectus [Line Items]
Average Annual Return, Percent		18.35%	7.08%	4.44%
Performance Inception Date				Apr. 28, 2015
iShares International Equity Factor ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		17.51%	6.33%	3.80%
iShares International Equity Factor ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.73%	5.61%	3.50%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.
[2]	Index returns through May 31, 2022 reflect the performance of the MSCI World ex USA Diversified Multiple-Factor Index. Index returns beginning on June 1, 2022 reflect the performance of the STOXX International Equity Factor Index, which, effective as of June 1, 2022, replaced the MSCI World ex USA Diversified Multiple-Factor Index as the Underlying Index of the Fund.